Fees Summary	Mar. 25, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 359,720,697.46
Total Fee Amount	49,677.43
Total Offset Amount	0
Net Fee	$ 49,677.43
Offset Table N/A	N/A